Exhibit 99.1

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: April 12, 2018

DATES
Collection Period	7
Collection Period Beginning Date	3/01/2018
Collection Period Ending Date	3/31/2018
Payment Date	4/16/2018
LIBOR Determination Date	3/15/2018
LIBOR Rate	1.777%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$1,267,137.09	$1,267,137.09	$0.00
Class A-2-A Notes	89.2%	$225,000,000.00	$24,243,611.20	$200,756,388.80
Class A-2-B Notes	89.2%	$79,000,000.00	$8,512,201.26	$70,487,798.74
Class A-3 Notes	100.0%	$390,000,000.00	$0.00	$390,000,000.00
Class A-4 Notes	100.0%	$95,480,000.00	$0.00	$95,480,000.00

Total Securities	74.9%	$790,747,137.09	$34,022,949.55	$756,724,187.54

Overcollateralization		$52,926,817.08	$0.00	$52,926,817.08
Reserve Account Balance		$2,646,340.85	$0.00	$2,646,340.85

Net Pool Balance	76.5%	$843,673,954.17	$34,022,949.55	$809,651,004.62

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount

Class A-1 Notes	1.300%	$1,267,137.09	$1,464.25
Class A-2-A Notes	1.590%	$225,000,000.00	$298,125.00
Class A-2-B Notes	1.927%	$79,000,000.00	$135,290.13
Class A-3 Notes	1.800%	$390,000,000.00	$585,000.00
Class A-4 Notes	2.030%	$95,480,000.00	$161,520.33

		$790,747,137.09	$1,181,399.71

II. AVAILABLE FUNDS

Interest Collections	$2,997,836.96

Repurchased Interest Collections	$0.00
Principal Collections	$33,228,060.98
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$465,662.38
Liquidation Expenses*	($24,013.44)
Investment Earnings (Collections Act. Remitted to servicer)	$30,298.94
Investment Earnings (Reserve Act. Remitted to servicer)	$2,554.31

Total Collections	$36,700,400.13

Reserve Account Draw Amount	$0.00

Total Available Funds	$36,700,400.13

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$735,914.88	$735,914.88	$0.00
Class A-1 Notes	$1,464.25	$1,464.25	$0.00
Class A-2-A Notes	$298,125.00	$298,125.00	$0.00
Class A-2-B Notes	$135,290.13	$135,290.13	$0.00
Class A-3 Notes	$585,000.00	$585,000.00	$0.00
Class A-4 Notes	$161,520.33	$161,520.33	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$34,022,949.55	$34,022,949.55	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$760,135.99	$760,135.99	$0.00

	$36,700,400.13	$36,700,400.13	$0.00

Principal Payment:
	First Allocation of Principal	$0.00
	Regular Principal Distribution Amount	$34,022,949.55

Total		$34,022,949.55

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: April 12, 2018

IV. POOL INFORMATION
Pool Balance	$809,651,004.62
Number of Receivables Outstanding	51,220
Weighted Average Contract Rate	4.390%
Weighted Average Remaining Term (mos)	48.73

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,646,340.85
Initial Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Beginning Period Overcollateralization Amount	$52,926,817.08
Ending Period Overcollateralization Amount	$52,926,817.08

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,646,340.85
Beginning Reserve Account Balance	$2,646,340.85
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,646,340.85

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$338,733.93
Realized Losses for Collection Period	$394,127.19
CHG Off Recoveries for Collection Period	$64,901.00

Net Loss for Collection Period	$329,226.19
Net Loss as % of Ending Pool Balance	0.041%
Net Loss % for 1 Period Prior	0.037%
Net Loss % for 2 Periods Prior	0.047%
Net Loss % for 3 Periods Prior	0.034%

Four-Month Average Net Loss %	0.040%

Cumulative Losses (net of recoveries) for All Collection Periods	1,678,845.98
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.159%

	# of Receivables	Amount

Receivables 30 - 59 Days Delinquent	267	5,313,085.34
As % of Ending Pool Balance		0.656%

Receivables 60 - 89 Days Delinquent	51	909,212.56
As % of Ending Pool Balance		0.112%

Receivables 90 - 119 Days Delinquent	31	567,633.97
As % of Ending Pool Balance		0.070%

Receivables 120 - 150 Days Delinquent	8	93,116.80
As % of Ending Pool Balance		0.012%

Receivables 150+ Days Delinquent	3	45,629.69
As % of Ending Pool Balance		0.006%

Total Delinquencies	360	6,928,678.36
As % of Ending Pool Balance		0.856%

Total Repossessions	20	289,908.41
Total Repossessions Life-to-Date	147	2,896,042.62

Total 30+ Day Delinquencies	360	6,928,678.36
As % of Ending Pool Balance		0.856%
Total 30+ Day Delinquencies % 1 Period Prior		0.867%
Total 30+ Day Delinquencies % 2 Periods Prior		0.973%
Total 30+ Day Delinquencies % 3 Periods Prior		0.918%
Four-Month Average Total 30+ Day Delinquency %		0.903%

* Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).